Other Equity Instruments - Summary of Coupon (Detail) - USD 500 million [member] - Perpetual contingent convertible securities [member]	12 Months Ended
Dec. 31, 2019
Disclosure of other equity instruments [line items]
Coupon date	Semi-annually, April 15
Aegon N. V. and subsidiaries [member]
Disclosure of other equity instruments [line items]
Coupon date	Semi-annually, April 15